Note 19 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
19.	ACCUMULATED OTHER COMPREHENSI VE INCOME (LOSS)

The following table presents the changes in accumulated other comprehensive income (loss) by component net of tax:

Unrealized gains on
available-for-sale
(Dollars in thousands)	securities (a)

Balance as of December 31, 2016	$1,201
Other comprehensive income before reclassification	475
Amount reclassified from accumulated other comprehensive income	(585)
Period change	(110)
Balance at December 31, 2017	$1,091

Balance as of December 31, 2017	$1,091
Other comprehensive loss	(1,291)
Change in accounting principle, ASC 2016-01 (b)	(141)
Change in accounting principle, ASC 2018-02 (b)	187
Period change	(1,245)
Balance at December 31, 2018	$(154)

(a)	All amounts are net of tax. Amounts in parentheses indicate debits to accumulated other comprehensive income.
(b)
Reclassifications are the result of the adoption of ASUs
2016
-
01
and
2018
-
02
effective for the Company beginning
January 1, 2018.
The reclassifications are presented within the Consolidated Statement of Changes in Stockholders’ Equity for the affected transitional periods.

There were
no
other reclassifications of amounts from accumulated other comprehensive income for the year ended
December 31, 2018.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income for the year ended
December 31, 2017:

Affected Line Item in
the Statement Where
(Dollars in thousands)		Net Income is
Details about other comprehensive income	December 31, 2017	Presented
Unrealized gains on available-for-sale securities (a)
	$886	Investment securities gains on sale, net
	(301)	Income taxes
$585

(a)	Amounts in parentheses indicate expenses and other amounts indicate income.